Issued Capital, Equity Compensation, and Warrants - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	Dec. 31, 2018 CAD ($) shares Year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	5,152	5,306	3,424
Weighted average remaining contractual life of options outstanding (years) | Year	2.6
Weighted average exercise price of options outstanding	$ 5.02	$ 4.85	$ 2.15
Number of options exercisable | shares	4,566
Weighted average exercise price of options exercisable	$ 4.64
$1.35 - $1.50
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	929
Weighted average remaining contractual life of options outstanding (years) | Year	0.8
Weighted average exercise price of options outstanding	$ 1.44
Number of options exercisable | shares	929
Weighted average exercise price of options exercisable	$ 1.44
$1.35 - $1.50 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.43
$1.35 - $1.50 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 1.50
$1.70 - $1.90
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	327
Weighted average remaining contractual life of options outstanding (years) | Year	0.6
Weighted average exercise price of options outstanding	$ 1.81
Number of options exercisable | shares	327
Weighted average exercise price of options exercisable	$ 1.81
$1.70 - $1.90 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.68
$1.70 - $1.90 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 1.88
$2.35 - $3.75
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	790
Weighted average remaining contractual life of options outstanding (years) | Year	2.1
Weighted average exercise price of options outstanding	$ 2.62
Number of options exercisable | shares	790
Weighted average exercise price of options exercisable	$ 2.62
$2.35 - $3.75 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	2.35
$2.35 - $3.75 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 3.75
$4.80 - $5.00
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,153
Weighted average remaining contractual life of options outstanding (years) | Year	3.2
Weighted average exercise price of options outstanding	$ 4.88
Number of options exercisable | shares	1,078
Weighted average exercise price of options exercisable	$ 4.88
$4.80 - $5.00 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	4.55
$4.80 - $5.00 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 5.00
$8.05 - $11.05
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,953
Weighted average remaining contractual life of options outstanding (years) | Year	3.7
Weighted average exercise price of options outstanding	$ 8.30
Number of options exercisable | shares	1,442
Weighted average exercise price of options exercisable	$ 8.28
$8.05 - $11.05 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	8.05
$8.05 - $11.05 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 12.34